Stock Options, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity)(Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits And Share Based Compensation [Abstract]
January 1, 2014, Options Outstanding	8,593,175
Options granted, Options Outstanding	592,551	866,742	1,248,685	0	0
Options exercised, Options Outstanding	(199,880)
Options expired, Options Outstanding	(1,194,739)
December 31, 2014	7,791,107	8,593,175
Options exercisable, Options Outstanding	5,820,652
Options expected to vest, Options outstanding	1,970,455
January 1, 2014, Weighted Average Exercise Price	$ 19.29
Options granted, Weighted Average Exercise Price	11.77
Options exercised, weighted average exercise price	10.74
Options expired, Weighted Average Exercise Price	30.78
December 31, 2014, Weighted Average Exercise Price	17.18	$ 19.29
Options exercisable, Weighted Average Exercise Price	19.34
Options expected to vest, Weighted Average Exercise Price	$ 10.81
December 31, 2014, Weighted Average Remaining Contractual Term (Years)	3 years 11 months
Options exercisable, Weighted Average Remaining Contractual Term (years)	3 years 7 months
Options expected to vest, Weighted Average Remaining Contractual Term (years)	4 years 11 months
December 31, 2014, Aggregate Intrinsic Value (thousands)	$ 11,826
Options exercisable, Aggregate Intrinsic Value (thousands)	6,376
Options expected to vest, Aggregate Intrinsic Value (thousands)	$ 5,449